Income Taxes - Summary of Deferred Tax Assets (Recoveries) (Details) - R&D Expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Balance - beginning of year	$ (572)	$ (507)
Credited to profit and loss	118	(65)
Balance - end of year	$ (454)	$ (572)